CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Total Revenue	$ 439,927	$ 498,286	$ 743,155
Costs and Expenses
Cost of revenue	51,800	46,643	37,853
Traffic acquisition costs and media buy	236,484	285,962	432,943
Research and development	34,653	36,655	33,880
Selling and marketing	76,491	68,497	59,341
General and administrative	36,402	38,697	32,062
Change in fair value of contingent consideration	0	1,541	18,694
Depreciation and amortization	17,677	16,434	14,092
Restructuring costs and other charges	1,322	6,895	0
Total Costs and Expenses	454,829	501,324	628,865
Income (loss) from Operations	(14,902)	(3,038)	114,290
Financial income, net	9,928	18,520	20,951
Income (loss) before Taxes on Income	(4,974)	15,482	135,241
Taxes on income	2,959	2,868	20,278
Net Income (loss)	$ (7,933)	$ 12,614	$ 114,963
Net Earnings (loss) per Share - Basic:	$ (0.19)	$ 0.27	$ 2.44
Net Earnings (loss) per Share - Diluted:	$ (0.19)	$ 0.25	$ 2.3
Weighted average number of shares – Basic:	42,098,471	47,281,588	47,128,232
Weighted average number of shares – Diluted:	42,098,471	49,555,777	50,073,985
Advertising Solutions [Member]
Revenue
Total Revenue	$ 348,930	$ 335,550	$ 398,244
Search Advertising [Member]
Revenue
Total Revenue	$ 90,997	$ 162,736	$ 344,911